Prepayment and Other Current Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepayment and Other Current Assets, Net [Abstract]
Schedule of Prepayment and Other Current Assets

Prepayment and other current assets, net consist of the following:

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Prepayment	24,384,141	31,819,119	4,053,443
Others	3,589	3,980	507
Total	24,387,730	31,823,099	4,053,950

Prepayment and other current assets consist of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Deferred IPO costs	8,148,021	—	—
Prepayments	12,021,838	24,384,141	3,139,171
Others	55,863	3,589	462
Total	20,225,722	24,387,730	3,139,633